Impairment of Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment losses	¥ 16,882	¥ 18,075
Top of range [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Future cash flows estimate cover	5 years
Steelmaking and Steel Fabrication [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment losses	¥ 11,909	9,932
Discounted cash flow method with the pre-tax discounted rate	8.00%
Steelmaking and Steel Fabrication [member] | Pipe Business [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment losses		8,505
Recoverable amount of assets		¥ 0
Steelmaking and Steel Fabrication [member] | Manufactures and Marketing of Railway Wheels and Axles [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment losses	¥ 5,990
Steelmaking and Steel Fabrication [member] | Investments accounted for using equity method [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment losses	¥ 5,919